Note 24 - Financial Instruments - Changes in Fair Value of the Net Mortgage Derivative Assets and Liabilities (Details) - Mortgage-related Derivatives [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Balance, January 1	$ 6,949
Settlements	(31,919)
Realized gains recorded in earnings	24,970
Unrealized gains recorded in earnings	3,677
Balance, December 31	$ 3,677